Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments And Other Current Assets

5. PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2023	2024
	(RMB in thousands)
Receivables from third-party payment service providers (i)	553,844	697,472
Deposits to Institutional Funding Partners (ii)	237,823	94,196
Prepayment to inventory suppliers	67,222	63,195
Prepaid input value-added tax	41,214	38,506
Rental deposits and other current assets	108,183	68,281
Loans at fair value(iii)	420,483	359,690
Total prepayments and other current assets	1,428,769	1,321,340

(i)
The Group opened accounts with third‑party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Institutional Funding Partners. The balance of receivables from third‑party payment service providers represents amounts temporarily held in these accounts.
(ii)
The balances represent deposits made to the Institutional Funding Partners to directly satisfy the principal and interest payment obligations in case of Borrowers' defaults.
(iii)
The Group elected the fair value option for the loans acquired or purchased from the relevant funding partners. As described in Note 2(j), the Group uses significant unobservable inputs to measure the fair value of these loans.